Lease (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Operating Leases Of Lessee Disclosures [Abstract]
Operating lease expense	$ 107,139	$ 89,977	$ 115,464